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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: One Front Street, 36th Floor
         San Francisco, CA 94111

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Freund
Title: Chief Compliance Officer
Phone: (415) 445-5228

Signature, Place, and Date of Signing:

    /s/ Susan Freund           San Francisco, CA             April 28, 2009
------------------------  ---------------------------  -------------------------
      [Signature]               [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $ 81,759
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------  ---------  ---------  ---------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS          CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
------------------------  ----------------  ---------  ---------  ---------  ----  ----  ----------  --------  ------  ------  -----
AECOM TECHNOLOGY CORP            COM        00766T100        222       8519   SH            Sole                 8519
ALLEGIANT TRAVEL CO              COM        01748X102        907      19944   SH            Sole                19944
AMERISOURCEBERGEN CORP           COM        03073E105       2270      69493   SH            Sole                69493
AMERISTAR CASINOS INC            COM        03070Q101        413      32862   SH            Sole                32862
AMR CORP                         COM        001765106         51      15933   SH            Sole                15933
AUTOZONE INC                     COM        053332102       2039      12541   SH            Sole                12541
BANK OF THE OZARKS INC           COM        063904106        302      13102   SH            Sole                13102
BLACKSTONE GROUP LP         COM UNIT LTD    09253U108        322      44401   SH            Sole                44401
CENTEX CORP.                     COM        152312104        354      47191   SH            Sole                47191
CENTRAL EUROPEAN
 DISTRIBUTION CORP               COM        153435102        186      17256   SH            Sole                17256
CHIPOTLE MEXICAN GRILL
 INC                            CL A        169656105       1440      21700   SH            Sole                21700
CONTANGO OIL & GAS CO          COM NEW      21075N204       4013     102361   SH            Sole               102361
CONTINENTAL AIRLINES
 INC.                           CL B        210795308        259      29405   SH            Sole                29405
D R HORTON INC                   COM        23331A109        776      79953   SH            Sole                79953
DISH NETWORK CORP               CL A        25470M109        175      15781   SH            Sole                15781
FLUOR CORP NEW                   COM        343412102       1800      52107   SH            Sole                52107
FORTRESS INVESTMENT
 GROUP LLC                       CL A       34958B106        486     193462   SH            Sole               193462
FOSTER WHEELER AG                COM        H27178104       1327      75936   SH            Sole                75936
GENERAL ELEC CO                  COM        369604103        181      17882   SH            Sole                17882

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------  ---------  ---------  ---------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS          CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
------------------------  ----------------  ---------  ---------  ---------  ----  ----  ----------  --------  ------  ------  -----
GOLDMAN SACHS GROUP INC          COM        38141G104       2113      19926   SH            Sole                19926
GOOGLE INC.                     CL A        38259P508        216        620   SH            Sole                  620
GRANITE CONSTRUCTION
 INC.                            COM        387328107       3298      87992   SH            Sole                87992
GREENHILL & CO INC               COM        395259104        277       3745   SH            Sole                 3745
GUESS INC                        COM        401617105        881      41793   SH            Sole                41793
HILL INTERNATIONAL INC           COM        431466101        131      43003   SH            Sole                43003
HORSEHEAD HOLDING CORP           COM        440694305        184      33542   SH            Sole                33542
INTERNATIONAL BUSINESS
 MACHINES                        COM        459200101       1929      19912   SH            Sole                19912
INTL COAL GROUP INC N      NOTE 9.000% 8/0  45928H106       1248     775276   SH            Sole               775276
INTREPID POTASH INC              COM        46121Y102        456      24727   SH            Sole                24727
ISHARES TR                 FTSE XNHUA IDX   464287184        421      14760   SH            Sole                14760
JACK IN THE BOX INC              COM        466367109       1435      61599   SH            Sole                61599
JACOBS ENGR GROUP INC
 DEL                             COM        469814107       1391      35971   SH            Sole                35971
JEFFERIES GROUP INC NEW          COM        472319102        339      24559   SH            Sole                24559
JETBLUE AIRWAYS CORP             COM        477143101        106      29134   SH            Sole                29134
JPMORGAN CHASE & CO              COM        46625H100       3583     134792   SH            Sole               134792
KB HOME                          COM        48666K109        554      42021   SH            Sole                42021
KBR INC                          COM        48242W106        619      44823   SH            Sole                44823
KINDER MORGAN ENERGY
 PRTNR                     UT LTD PARTNER   494550106       2302      49266   SH            Sole                49266

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------  ---------  ---------  ---------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS          CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
------------------------  ----------------  ---------  ---------  ---------  ----  ----  ----------  --------  ------  ------  -----
LENNAR CORP                     CL A        526057104        262      34837   SH            Sole                34837
LIVEPERSON INC                   COM        538146101        492     216823   SH            Sole               216823
MANNKIND CORP                    COM        56400P201       1241     356570   SH            Sole               356570
MCDERMOTT INTL INC               COM        580037109       3271     244324   SH            Sole               244324
MDC HOLDINGS INC                 COM        552676108        576      18508   SH            Sole                18508
MELCO CROWN
 ENTERTAINMENT LTD               ADR        585464100        295      90087   SH            Sole                90087
MERITAGE HOMES CORP              COM        59001A102       3284     287564   SH            Sole               287564
MONSANTO COMPANY NEW             COM        61166W101       1418      17061   SH            Sole                17061
MORGAN STANLEY                 COM NEW      617446448       2588     113653   SH            Sole               113653
MORGAN STANLEY CHINA
 A SHARE FD                      COM        617468103        421      14218   SH            Sole                14218
MOSAIC COMPANY (THE)             COM        61945A107       1478      35207   SH            Sole                35207
NATIONAL COAL CORP             COM NEW      632381208        697     512241   SH            Sole               512241
OCWEN FINANCIAL CORP           COM NEW      675746309        295      25782   SH            Sole                25782
OLYMPIC STEEL INC.               COM        68162K106        908      59844   SH            Sole                59844
PAPA JOHNS INTL INC              COM        698813102        547      23926   SH            Sole                23926
PENN NATIONAL GAMING
 INC.                            COM        707569109        255      10553   SH            Sole                10553
PENSKE AUTOMOTIVE
 GROUP INC                       COM        70959W103       1215     130216   SH            Sole               130216
PINNACLE ENTERTAINMENT
 INC.                            COM        723456109       2328     330655   SH            Sole               330655
POTASH CORP SASK INC             COM        73755L107       1574      19475   SH            Sole                19475

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------  ---------  ---------  ---------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS          CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
------------------------  ----------------  ---------  ---------  ---------  ----  ----  ----------  --------  ------  ------  -----
PROSHARES TR              PSHS ULTSH 20YRS  74347R297        788      18046   SH            Sole                18046
PULTE HOMES, INC.                COM        745867101       2482     227124   SH            Sole               227124
QUALCOMM INC                     COM        747525103       2463      63289   SH            Sole                63289
QUANTA SERVICES INC              COM        74762E102        857      39976   SH            Sole                39976
RAYMOND JAMES FINANCIALS
 INC                             COM        754730109        333      16901   SH            Sole                16901
RELIANCE STEEL &
 ALUMINUM CO                     COM        759509102        335      12719   SH            Sole                12719
SEARS HOLDINGS CORP              COM        812350106        417       9125   SH            Sole                 9125
SPDR GOLD TRUST               GOLD SHS      78463V107        816       9037   SH            Sole                 9037
SPDR SERIES TRUST           S&P HOMEBUILD   78464A888        454      42737   SH            Sole                42737
STARBUCKS CORP                   COM        855244109        379      34097   SH            Sole                34097
STERLING CONSTRUCTION
 CO INC                          COM        859241101        213      11925   SH            Sole                11925
SUNOCO INC.                      COM        86764P109       1366      51587   SH            Sole                51587
SYBASE INC                       COM        871130100        491      16195   SH            Sole                16195
TARGET CORPORATION               COM        87612E106       2035      59164   SH            Sole                59164
TCF FINL CORP                    COM        872275102        265      22566   SH            Sole                22566
TERRA NITROGEN CO LP          COM UNIT      881005201        470       3287   SH            Sole                 3287
TESORO CORP                      COM        881609101        149      11053   SH            Sole                11053
TOLL BROTHERS INC                COM        889478103       2754     151630   SH            Sole               151630
TRANSACT TECHNOLOGIES
 INC.                            COM        892918103        170      66393   SH            Sole                66393

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------  ---------  ---------  ---------------------  ----------  --------  ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                   VALUE     SHRS OR    SH/  PUT/  INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS          CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE   SHARED  NONE
------------------------  ----------------  ---------  ---------  ---------  ----  ----  ----------  --------  ------  ------  -----
UAL CORP                       COM NEW      902549807        323      72063   SH            Sole                72063
URS CORP NEW                     COM        903236107       1664      41190   SH            Sole                41190
US AIRWAYS GROUP INC             COM        90341W108        155      61384   SH            Sole                61384
VARIAN MEDICAL
 SYSTEMS, INC                    COM        92220P105        229       7521   SH            Sole                 7521